Average Annual Total Returns - StrategicAdvisersIncomeOpportunitiesFund-PRO - StrategicAdvisersIncomeOpportunitiesFund-PRO - Strategic Advisers Income Opportunities Fund	Apr. 29, 2023
Strategic Advisers Income Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.55%)
Past 5 years	1.95%
Past 10 years	3.62%
Strategic Advisers Income Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.55%)
Past 5 years	(0.22%)
Past 10 years	1.21%
Strategic Advisers Income Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.22%)
Past 5 years	0.60%
Past 10 years	1.72%
ML038
Average Annual Return:
Past 1 year	(11.21%)
Past 5 years	2.10%
Past 10 years	3.94%